Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Face Value	$ 22,723,687	$ 29,914,292
Book Value	29,240,851	46,124,574
Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Book Value	$ 23,071,231	$ 40,200,962
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Currency	USD	USD
Face Value			$ 250,000	$ 250,000
Term	120 months	120 months
Maturity Date	07.19.26	07.19.26
Global program for issuance of unsubordinated debt securities class five series two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 26, 2018	Apr. 26, 2018
Currency	Ps.	Ps.
Face Value	$ 2,032,833	$ 2,032,833
Type	Simple	Simple
Term	36 months	36 months
Maturity Date	04.26.21	04.26.21
Issuance Authorized by the C.N.V.	Apr. 18, 2018	Apr. 18, 2018
Book Value	$ 1,802,598	$ 3,345,830
Global Program For Issuance Of Unsubordinated Debt Securities Class Seven [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Nov. 25, 2019
Currency	Ps.
Face Value	$ 4,182,280
Type	Simple
Term	6 months
Maturity Date	05.25.20
Issuance Authorized by the C.N.V.	Nov. 13, 2019
Book Value	$ 4,271,544
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Four Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		May 05, 2016
Currency		Ps.
Face Value		$ 234,309
Type		Simple
Term		1095 days
Maturity Date		05.05.19
Rate		Minimum 37% Rate/ Badlar + 4.98%
Issuance Authorized by the C.N.V.		Apr. 22, 2016
Book Value		$ 264,984
Global program for issuance of unsubordinated debt securities class thirty three series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Apr. 13, 2016
Currency		Ps.
Face Value		$ 366,908
Type		Simple
Term		1095 days
Maturity Date		04.13.19
Rate		Minimum 37% Rate/Badlar +5.40%
Issuance Authorized by the C.N.V.		Mar. 28, 2016
Book Value		$ 635,025
Global program for issuance of unsubordinated debt securities class thirty four series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Jun. 29, 2016	Jun. 29, 2016
Currency	Ps.	Ps.
Face Value	$ 475,397	$ 475,397
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	06.29.20	06.29.20
Rate	Minimum 32% Rate/Badlar +4.67%	Minimum 32% Rate/Badlar +4.67%
Issuance Authorized by the C.N.V.	Jun. 21, 2016	Jun. 21, 2016
Book Value	$ 395,853	$ 832,396
Global program for issuance of unsubordinated debt securities class thirty five series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Sep. 27, 2016	Sep. 27, 2016
Currency	Ps.	Ps.
Face Value	$ 774,389	$ 774,389
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	09.27.20	09.27.20
Rate	Minimum 26% Rate/Badlar +3.99%	Minimum 26% Rate/Badlar +3.99%
Issuance Authorized by the C.N.V.	Sep. 15, 2016	Sep. 15, 2016
Book Value	$ 655,174	$ 1,119,900
Global program for issuance of unsubordinated debt securities class thirty six series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Dec. 07, 2016
Currency		Ps.
Face Value		$ 636,409
Type		Simple
Term		1095 days
Maturity Date		12.07.19
Rate		Minimum 25.25% Rate/Badlar + 4%
Issuance Authorized by the C.N.V.		Nov. 23, 2016
Book Value		$ 997,903
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Jul. 26, 2016	Jul. 26, 2016
Currency	Ps.	Ps.
Face Value	$ 400,000	$ 400,000
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	07.26.20	07.26.20
Rate	Minimum 30% Rate/Badlar +3.94%	Minimum 30% Rate/ Badlar + 3.94%
Issuance Authorized by the C.N.V.	Jul. 13, 2016	Jul. 13, 2016
Book Value	$ 424,009	$ 662,255
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Oct. 24, 2016	Oct. 24, 2016
Currency	Ps.	Ps.
Face Value	$ 350,237	$ 350,237
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	10.24.20	10.24.20
Rate	Minimum 26% Rate/ Badlar + 4.00%	Minimum 26% Rate/ Badlar + 4.00%
Issuance Authorized by the C.N.V.	Oct. 14, 2016	Oct. 14, 2016
Book Value	$ 372,994	$ 551,586
Global program for issuance of unsubordinated debt securities class three [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Feb. 17, 2017	Feb. 17, 2017
Currency	Ps.	Ps.
Face Value	$ 150,537	$ 150,537
Type	Simple	Simple
Term	36 months	36 months
Maturity Date	02.17.20	02.17.20
Issuance Authorized by the C.N.V.	Feb. 06, 2017	Feb. 06, 2017
Book Value	$ 1,060,496	$ 3,802,199
Global program for issuance of unsubordinated debt securities class four [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	May 18, 2017	May 18, 2017
Currency	Ps.	Ps.
Face Value	$ 2,000,000	$ 2,000,000
Type	Simple	Simple
Term	36 months	36 months
Maturity Date	05.18.20	05.18.20
Issuance Authorized by the C.N.V.	May 08, 2017	May 08, 2017
Book Value	$ 1,731,308	$ 3,271,281
Global program for issuance ofunsubordinated debt securities class five series one [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 26, 2018	Apr. 26, 2018
Currency	Ps.	Ps.
Face Value	$ 4,209,250	$ 4,209,250
Type	Simple	Simple
Term	24 months	24 months
Maturity Date	04.26.20	04.26.20
Issuance Authorized by the C.N.V.	Apr. 18, 2018	Apr. 18, 2018
Book Value	$ 3,867,585	$ 7,535,403
Global program for issuance of unsubordinated debt securities class thirty seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 11, 2017	Apr. 11, 2017
Currency	Ps.	Ps.
Face Value	$ 3,845,700	$ 3,845,700
Type	Simple	Simple
Term	1826 days	1826 days
Maturity Date	04.11.22	04.11.22
Rate	Minimum 15% Rate/ Badlar + 3.50%	Minimum 15% Rate/Badlar + 3.50%
Issuance Authorized by the C.N.V.	Mar. 30, 2017	Mar. 30, 2017
Book Value	$ 4,341,930	$ 6,281,663
Global program for issuance of unsubordinated debt securities class thirty eight [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Nov. 13, 2017
Currency		Ps.
Face Value		$ 503,333
Type		Simple
Term		546 days
Maturity Date		05.13.19
Rate		Minimum 29.05% Rate/MR20 + 4%
Issuance Authorized by the C.N.V.		Nov. 07, 2017
Book Value		$ 827,704
Global program for issuance of unsubordinated debt securities class thirty nine [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Feb. 14, 2018
Currency		Ps.
Face Value		$ 754,538
Type		Simple
Term		546 days
Maturity Date		08.14.19
Rate		Minimum 26.75% Rate/MR 20 +3.4%
Issuance Authorized by the C.N.V.		Feb. 02, 2018
Book Value		$ 1,236,540
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Rate	Minimum 27% Rate/Badlar + 3.69%	Minimum 27% Rate/Badlar + 3.69%
Global program for issuance of unsubordinated debt securities class ten one series one [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Rate		54% Fixed Rate
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten One Series Two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Rate		Badlar + 10%
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Rate		58% Fixed Rate
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Feb. 10, 2017	Feb. 10, 2017
Currency	Ps.	Ps.
Face Value	$ 500,000	$ 500,000
Type	Simple	Simple
Term	1095 days	1095 days
Maturity Date	02.10.20	02.10.20
Rate	Minimum 23.5% Rate/ Badlar +3.50%	Minimum 23.5% Rate/ Badlar + 3.50%
Issuance Authorized by the C.N.V.	Feb. 02, 2017	Feb. 02, 2017
Book Value	$ 475,731	$ 769,865
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Jun. 09, 2017
Currency		Ps.
Face Value		$ 128,175
Type		Simple
Term		730 days
Maturity Date		06.09.19
Rate		Minimum 25% Rate/ Badlar + 3.05%
Issuance Authorized by the C.N.V.		May 29, 2017
Book Value		$ 194,990
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Jun. 09, 2017	Jun. 09, 2017
Currency	Ps.	Ps.
Face Value	$ 371,825	$ 371,825
Type	Simple	Simple
Term	1461 days	1461 days
Maturity Date	06.09.21	06.09.21
Rate	Minimum 25% Rate/Badlar +3.70%
Issuance Authorized by the C.N.V.	May 29, 2017	May 29, 2017
Book Value	$ 373,802	$ 575,333
Global Program For Issuance Of Un subordinated Debt Securities Class Ten Three [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Rate	Badlar +7%
Global program for issuance of unsubordinated debt securities class fourty series one [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Apr. 10, 2018
Currency		Ps.
Face Value		$ 597,500
Type		Simple
Term		548 days
Maturity Date		10.10.19
Rate		25.98% fixed rate
Issuance Authorized by the C.N.V.		Mar. 27, 2018
Book Value		$ 1,090,259
Global program for issuance of unsubordinated debt securities class fourty series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Apr. 10, 2018	Apr. 10, 2018
Currency	Ps.	Ps.
Face Value	$ 1,402,500	$ 1,402,500
Type	Simple	Simple
Term	914 days	914 days
Maturity Date	10.10.20	10.10.20
Issuance Authorized by the C.N.V.	Mar. 27, 2018	Mar. 27, 2018
Book Value	$ 1,463,896	$ 2,380,956
Global program for issuance of unsubordinated debt securities class fourty one series one [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Nov. 15, 2018
Currency		Ps.
Face Value		$ 854,102
Type		Simple
Term		365 days
Maturity Date		11.15.19
Book Value		$ 1,392,920
Global program for issuance of unsubordinated debt securities class fourty one series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Nov. 15, 2018	Nov. 15, 2018
Currency	Ps.	Ps.
Face Value	$ 343,555	$ 343,555
Type	Simple	Simple
Term	547 days	547 days
Maturity Date	05.15.20	05.15.20
Book Value	$ 351,555	$ 533,452
Global program for issuance of unsubordinated debt securities class fourty two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date		Dec. 17, 2018
Currency		Ps.
Face Value		$ 1,266,303
Type		Simple
Term		287 days
Maturity Date		09.30.19
Book Value		$ 1,898,518
Global program for issuance of unsubordinated debt securities class fourty three [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Placement Date	Feb. 19, 2019
Currency	Ps.
Face Value	$ 1,583,895
Type	Simple
Term	547 days
Maturity Date	08.18.20
Book Value	$ 1,482,756